Commitments and Contingencies - Additional Information (Detail) - USD ($)		3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Nov. 01, 2017	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Commitments And Contingencies Disclosure [Line Items]
Noncancellable purchase commitments		$ 13,392,000		$ 3,410,000	$ 13,392,000		$ 3,410,000	$ 2,125,000
Cancellable purchase commitments		3,774,000		787,000	3,774,000		787,000	225,000
Standby Letters of Credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Withdrawn of deposit amount	$ 200,000
Additional withdrawn amount	50,000
Long-term line of credit		125,000		325,000	125,000		325,000
Withdrawing line of credit		200,000	$ 0		200,000	$ 0
Letter of Credit [Member] | First Republic Bank [Member]
Commitments And Contingencies Disclosure [Line Items]
Line of credit facility maximum borrowing capacity	725,000			725,000			725,000	725,000
Proceeds from lines of credit							0	$ 0
Minimum [Member] | Standby Letters of Credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Long-term line of credit	$ 75,000
ACON S2 Acquisition Corp [Member]
Commitments And Contingencies Disclosure [Line Items]
Deferred underwriting commissions		8,750,000	$ 8,750,000	8,750,000	$ 8,750,000	$ 8,750,000	8,750,000
Legal Fees				$ 490,000
ACON S2 Acquisition Corp [Member] | Underwriting Agreement [Member]
Commitments And Contingencies Disclosure [Line Items]
Underwriting discount description				The underwriters were entitled to an underwriting discount of $0.20 per unit, or $5.0 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $8.8 million in the aggregate will be payable to the underwriters for deferred underwriting commissions.	The underwriters were entitled to an underwriting discount of $0.20 per unit, or $5.0 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $8.8 million in the aggregate will be payable to the underwriters for deferred underwriting commissions.
Underwriting discount per unit				$ 0.20	$ 0.20
Aggregate underwriting discount				$ 5,000,000.0	$ 5,000,000.0
Deferred underwriting discount per unit				$ 0.35	$ 0.35
Deferred underwriting commissions		$ 8,800,000		$ 8,800,000	$ 8,800,000		$ 8,800,000
Over Allotment Option Expiration Date				Oct. 31, 2020
ACON S2 Acquisition Corp [Member] | Underwriting Agreement [Member] | Over-Allotment Option [Member]
Commitments And Contingencies Disclosure [Line Items]
Period Granted to Underwriter to Purchase Additional Units				45 days
ACON S2 Acquisition Corp [Member] | Underwriting Agreement [Member] | Over-Allotment Option [Member] | Maximum [Member]
Commitments And Contingencies Disclosure [Line Items]
Issuance of ordinary shares to Sponsor, Shares				3,750,000